COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Depreciation expense	$ 24,654	$ 17,978	$ 7,736
Acounts Receivable - Related Party	$ 94,575	$ 172,095